Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 186,243	£ 166,244
Financial assets at fair value through the income statement	216,633	191,845
Derivative financial instruments	279,671	292,356
Financial assets at fair value through other comprehensive income	46,136	51,010
Trading portfolio liabilities	(67,802)	(56,182)
Financial liabilities designated at fair value	(315,762)	(279,777)
Derivative financial instruments	(265,289)	(279,331)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	9,879	10,115
Financial assets at fair value through the income statement	6,387	5,991
Derivative financial instruments	1,983	2,073
Financial assets at fair value through other comprehensive income	3,144	3,674
Investment property	42	9
Total assets	21,435	21,862
Trading portfolio liabilities	(424)	(395)
Financial liabilities designated at fair value	(2,831)	(3,241)
Derivative financial instruments	(2,861)	(3,181)
Total liabilities	(6,116)	(6,817)
Significant unobservable inputs (Level 3) | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	915	1,193
Total assets	915	1,193
Derivative financial instruments	(774)	(1,013)
Total liabilities	(774)	(1,013)
Significant unobservable inputs (Level 3) | Equity risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	611	477
Total assets	611	477
Derivative financial instruments	(1,349)	(1,219)
Total liabilities	(1,349)	(1,219)
Significant unobservable inputs (Level 3) | Loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	5,468	6,146
Financial assets at fair value through the income statement	4,661	3,991
Financial assets at fair value through other comprehensive income	2,350	2,858
Total assets	12,479	12,995
Significant unobservable inputs (Level 3) | Corporate debt
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,843	1,590
Financial assets at fair value through the income statement	835	913
Financial assets at fair value through other comprehensive income	37	47
Total assets	2,715	2,550
Trading portfolio liabilities	(36)	(374)
Total liabilities	(36)	(374)
Significant unobservable inputs (Level 3) | Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	883	991
Financial assets at fair value through the income statement	178	139
Financial assets at fair value through other comprehensive income	757	757
Total assets	1,818	1,887
Trading portfolio liabilities		(6)
Total liabilities		(6)
Significant unobservable inputs (Level 3) | Government debt
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,199	1,018
Financial assets at fair value through the income statement	32	35
Financial assets at fair value through other comprehensive income		12
Total assets	1,231	1,065
Trading portfolio liabilities	(325)
Total liabilities	(325)
Significant unobservable inputs (Level 3) | Private equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through the income statement	206	219
Total assets	206	219
Significant unobservable inputs (Level 3) | Issued debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities designated at fair value	(1,575)	(1,842)
Total liabilities	(1,575)	(1,842)
Significant unobservable inputs (Level 3) | Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through the income statement	402	539
Total assets	402	539
Financial liabilities designated at fair value	(1,240)	(1,379)
Total liabilities	(1,240)	(1,379)
Significant unobservable inputs (Level 3) | Other products
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	486	370
Financial assets at fair value through the income statement	73	155
Derivative financial instruments	457	403
Investment property	42	9
Total assets	1,058	937
Trading portfolio liabilities	(63)	(15)
Financial liabilities designated at fair value	(16)	(20)
Derivative financial instruments	(738)	(949)
Total liabilities	£ (817)	£ (984)